SUBSEQUENT EVENTS (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2015 USD ($)	Apr. 22, 2016 USD ($)	Apr. 22, 2016 CNY (¥)
Subsequent Event [Line Items]
Benefit from trust		$ 2.1
Consolidated Trust [Member] | Zhe Hao [Member]
Subsequent Event [Line Items]
Ownership percentage		100.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Securities			$ 7.3	¥ 47.5
Subsequent Event [Member] | Zhe Hao [Member]
Subsequent Event [Line Items]
Securities			10.4	67.5
Subsequent Event [Member] | Puxin Hengye [Member]
Subsequent Event [Line Items]
Securities			$ 3.9	¥ 25.0
Subsequent Event [Member] | Consolidated Trust [Member] | SPV Manager [Member]
Subsequent Event [Line Items]
Ownership percentage	100.00%